RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 3,300	$ 1,676	$ 1,756
Post-employment benefits	184	116	115
Share-based compensation	2,427	1,222	1,615
Key management personnel compensation	$ 5,911	$ 3,014	$ 3,486